PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Voya VACS Series EMCD Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 95.5%
Argentina : 0.9%
475,000
(1)
YPF SA, 9.500%,
01/17/2031 $ 484,975
0.9
Brazil : 5.0%
325,000
(1)
Ambipar Lux Sarl,
9.875%,
02/06/2031 315,250
0.6
300,000
(1)(2)
Banco do Brasil SA/
Cayman, 6.000%,
03/18/2031 295,594
0.5
250,000  Cosan Luxembourg
SA, 7.250%,
06/27/2031 253,000
0.5
450,000
(1)(2)
Movida Europe SA,
7.850%,
04/11/2029 424,125
0.8
400,000  NBM US Holdings,
Inc., 7.000%,
05/14/2026 401,250
0.7
575,000
(1)
Raizen Fuels
Finance SA, 6.450%,
03/05/2034 585,350
1.0
300,000
(1)
Suzano Austria GmbH,
7.000%,
03/16/2047 308,906
0.5
300,000  Suzano Austria GmbH
DM3N, 3.125%,
01/15/2032 247,050
0.4
2,830,525
5.0
Cayman Islands : 1.0%
600,000
(1)
CK Hutchison
International 23 Ltd.,
4.875%,
04/21/2033 579,882
1.0
Chile : 6.3%
200,000  Antofagasta PLC,
5.625%,
05/13/2032 200,438
0.3
300,000
(1)
Antofagasta PLC,
6.250%,
05/02/2034 312,339
0.5
200,000  Banco de Credito
e Inversiones SA,
2.875%,
10/14/2031 171,000
0.3
200,000
(1)(3)
Banco del Estado
de Chile, 7.950%,
12/31/2199 206,868
0.4
250,000  Celulosa Arauco y
Constitucion SA,
3.875%,
11/02/2027 235,305
0.4
300,000
(1)(2)
Celulosa Arauco y
Constitucion SA,
4.200%,
01/29/2030 278,531
0.5
575,000
(1)
Cencosud SA,
5.950%,
05/28/2031 579,492
1.0
500,000
(2)
Engie Energia
Chile SA, 3.400%,
01/28/2030 438,906
0.8
250,000
(1)
Engie Energia
Chile SA, 6.375%,
04/17/2034 254,531
0.4
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Chile: (continued)
550,000
(1)
Inversiones CMPC
SA, 6.125%,
02/26/2034 $ 562,375
1.0
200,000
(1)
Sociedad Quimica y
Minera de Chile SA,
6.500%,
11/07/2033 208,875
0.4
200,000  Telefonica Moviles
Chile SA, 3.537%,
11/18/2031 154,013
0.3
3,602,673
6.3
China : 3.8%
650,000  Alibaba Group
Holding Ltd., 3.600%,
11/28/2024 644,667
1.1
600,000
(1)
ENN Clean Energy
International
Investment Ltd.,
3.375%,
05/12/2026 573,562
1.0
350,000  Prosus NV, 3.061%,
07/13/2031 291,156
0.5
700,000
(1)
Tencent Holdings Ltd.,
3.595%,
01/19/2028 665,219
1.2
2,174,604
3.8
Colombia : 5.1%
475,000
(3)
Bancolombia SA,
8.625%,
12/24/2034 485,094
0.9
450,000  Ecopetrol SA, 8.375%,
01/19/2036 443,250
0.8
725,000  Ecopetrol SA, 8.875%,
01/13/2033 752,187
1.3
400,000
(1)
Geopark Ltd., 5.500%,
01/17/2027 364,625
0.6
400,000
(1)
Grupo Energia Bogota
SA ESP, 7.850%,
11/09/2033 444,625
0.8
404,000  Oleoducto Central SA,
4.000%,
07/14/2027 376,124
0.7
2,865,905
5.1
Dominican Republic : 0.9%
525,000
(1)
Aeropuertos
Dominicanos Siglo
XXI SA, 7.000%,
06/30/2034 532,193
0.9
Ghana : 0.3%
200,000
(1)
Tullow Oil PLC,
10.250%,
05/15/2026 190,313
0.3
Guatemala : 1.3%
500,000  CT Trust, 5.125%,
02/03/2032 444,250
0.8
300,000
(1)
CT Trust, 5.125%,
02/03/2032 266,550
0.5
710,800
1.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya VACS Series EMCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Hong Kong : 3.7%
500,000
(1)
AIA Group Ltd.,
5.375%,
04/05/2034 $ 491,695
0.9
635,000
(1)
Lenovo Group Ltd.,
6.536%,
07/27/2032 666,740
1.2
200,000
(2)
Melco Resorts
Finance Ltd., 5.750%,
07/21/2028 187,375
0.3
800,000
(1)
Melco Resorts
Finance Ltd., 5.750%,
07/21/2028 749,500
1.3
2,095,310
3.7
India : 5.7%
250,000  Adani Ports & Special
Economic Zone Ltd.,
4.375%,
07/03/2029 224,531
0.4
600,000
(1)(2)
IRB Infrastructure
Developers Ltd.,
7.110%,
03/11/2032 602,063
1.1
700,000
(1)
JSW Steel Ltd.,
5.050%,
04/05/2032 620,375
1.1
525,000
(1)(3)
Network i2i Ltd.,
3.975%,
12/31/2199 500,062
0.9
250,000  Periama Holdings
LLC, 5.950%,
04/19/2026 247,344
0.4
535,000
(1)(2)
Reliance Industries
Ltd., 2.875%,
01/12/2032 455,660
0.8
700,000
(1)
Summit Digitel
Infrastructure Ltd.,
2.875%,
08/12/2031 581,437
1.0
3,231,472
5.7
Indonesia : 0.4%
200,000
(1)
Medco Bell Pte Ltd.,
6.375%,
01/30/2027 197,063
0.4
Isle of Man : 0.5%
300,000  AngloGold Ashanti
Holdings PLC,
3.375%,
11/01/2028 271,125
0.5
Israel : 1.4%
200,000
(1)
Energean Israel
Finance Ltd., 8.500%,
09/30/2033 190,000
0.3
400,000
(1)
Israel Discount
Bank Ltd., 5.375%,
01/26/2028 389,625
0.7
250,000
(1)
Israel Electric
Corp. Ltd., 4.250%,
08/14/2028 231,094
0.4
810,719
1.4
Kazakhstan : 0.9%
300,000  KazMunayGas
National Co. JSC,
3.500%,
04/14/2033 246,656
0.4
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Kazakhstan: (continued)
300,000  KazMunayGas
National Co. JSC,
6.375%,
10/24/2048 $ 284,157
0.5
530,813
0.9
Kuwait : 2.7%
575,000  MEGlobal BV, 4.250%,
11/03/2026 557,463
1.0
500,000
(1)(3)
NBK SPC Ltd.,
5.500%,
06/06/2030 505,217
0.9
500,000
(1)(3)
NBK Tier 1 Financing
2 Ltd., 4.500%,
12/31/2199 483,750
0.8
1,546,430
2.7
Luxembourg : 3.0%
450,000
(1)
Altice Financing SA,
5.750%,
08/15/2029 327,457
0.6
200,000
(1)
Chile Electricity Lux
MPC Sarl, 6.010%,
01/20/2033 202,990
0.4
200,000
(1)
CSN Resources SA,
8.875%,
12/05/2030 199,750
0.3
325,000
(1)
Greensaif Pipelines
Bidco Sarl, 6.510%,
02/23/2042 341,453
0.6
625,000
(1)
Minerva Luxembourg
SA, 8.875%,
09/13/2033 649,609
1.1
1,721,259
3.0
Macao : 2.5%
400,000  MGM China Holdings
Ltd., 4.750%,
02/01/2027 381,850
0.7
200,000
(1)
MGM China Holdings
Ltd., 7.125%,
06/26/2031 201,270
0.3
875,000  Sands China Ltd.,
5.400%,
08/08/2028 858,594
1.5
1,441,714
2.5
Malaysia : 1.7%
375,000
(1)
CIMB Bank Bhd,
2.125%,
07/20/2027 342,502
0.6
300,000
(1)(2)
GENM Capital
Labuan Ltd., 3.882%,
04/19/2031 263,063
0.4
400,000
(1)
MISC Capital Two
Labuan Ltd., 3.750%,
04/06/2027 382,914
0.7
988,479
1.7
Mexico : 6.1%
200,000
(1)(2)
Alpek SAB de CV,
4.250%,
09/18/2029 184,500
0.3
600,000
(3)
Banco Mercantil
del Norte SA/Grand
Cayman, 7.500%,
12/31/2199 587,250
1.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya VACS Series EMCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Mexico: (continued)
225,000
(1)(3)
BBVA Bancomer
SA/Texas, 8.125%,
01/08/2039 $ 228,816
0.4
200,000
(1)
Buffalo Energy Mexico
Holdings / Buffalo
Energy Infrastructure
/ Buffalo Energy,
7.875%,
02/15/2039 208,188
0.4
525,000
(3)
Cemex SAB de CV,
5.125%,
12/31/2199 506,216
0.9
400,000
(1)
GCC SAB de CV,
3.614%,
04/20/2032 341,854
0.6
250,000  Industrias Penoles
SAB de CV, 4.150%,
09/12/2029 232,656
0.4
875,000  Petroleos Mexicanos,
6.500%,
03/13/2027 835,537
1.5
350,000
(1)
Trust Fibra Uno,
7.375%,
02/13/2034 347,725
0.6
3,472,742
6.1
Morocco : 1.7%
700,000
(1)
OCP SA, 6.750%,
05/02/2034 721,000
1.3
250,000  OCP SA, 6.875%,
04/25/2044 240,625
0.4
961,625
1.7
Netherlands : 2.6%
500,000
(1)
Embraer Netherlands
Finance BV, 7.000%,
07/28/2030 523,594
0.9
400,000
(1)(2)
Sigma Finance
Netherlands BV,
4.875%,
03/27/2028 394,040
0.7
500,000
(2)
Teva Pharmaceutical
Finance Netherlands
III BV, 8.125%,
09/15/2031 556,719
1.0
1,474,353
2.6
Nigeria : 0.4%
250,000  IHS Netherlands
Holdco BV, 8.000%,
09/18/2027 243,672
0.4
Oman : 0.4%
250,000
(1)
Oryx Funding Ltd.,
5.800%,
02/03/2031 246,937
0.4
Panama : 1.2%
506,694  AES Panama
Generation Holdings
SRL, 4.375%,
05/31/2030 441,330
0.8
250,000  C&W Senior Financing
DAC, 6.875%,
09/15/2027 241,016
0.4
682,346
1.2
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Peru : 4.5%
600,000
(3)
Banco de Credito del
Peru S.A., 3.125%,
07/01/2030 $ 580,500
1.0
600,000
(1)(2)
Hunt Oil Co. of
Peru LLC Sucursal
Del Peru, 8.550%,
09/18/2033 651,187
1.2
300,000  InRetail Consumer,
3.250%,
03/22/2028 273,000
0.5
365,000
(1)
Pluspetrol Camisea
SA / Pluspetrol Lote
56 SA, 6.240%,
07/03/2036 364,818
0.6
700,000  Southern Copper
Corp., 3.875%,
04/23/2025 689,937
1.2
2,559,442
4.5
Poland : 0.3%
200,000
(1)
Canpack SA /
Canpack US LLC,
3.125%,
11/01/2025 192,613
0.3
Qatar : 0.3%
200,000
(1)
Ooredoo International
Finance Ltd., 2.625%,
04/08/2031 172,937
0.3
Russia : 0.2%
1,000,000
(1)(4)
Alfa Bank AO Via Alfa
Bond Issuance PLC,
5.950%,
04/15/2030 60,000
0.1
500,000
(1)
Sovcombank Via
SovCom Capital DAC,
7.750%,
12/31/2199 43,438
0.1
103,438
0.2
Saudi Arabia : 2.1%
200,000
(1)
Arabian Centres
Sukuk II Ltd., 5.625%,
10/07/2026 189,250
0.4
525,000
(1)
EIG Pearl Holdings
Sarl, 3.545%,
08/31/2036 453,141
0.8
300,000  EIG Pearl Holdings
Sarl, 4.387%,
11/30/2046 238,500
0.4
325,000  Gaci First Investment
Co., 5.375%,
01/29/2054 289,351
0.5
1,170,242
2.1
Singapore : 2.5%
600,000
(1)
Medco Maple Tree
Pte Ltd., 8.960%,
04/27/2029 629,250
1.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya VACS Series EMCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Singapore: (continued)
800,000
(1)(3)
Oversea-Chinese
Banking Corp. Ltd.,
1.832%,
09/10/2030 $ 764,362
1.4
1,393,612
2.5
South Africa : 1.2%
400,000  Bidvest Group
UK PLC, 3.625%,
09/23/2026 374,625
0.7
300,000
(1)
Bidvest Group
UK PLC, 3.625%,
09/23/2026 280,969
0.5
655,594
1.2
South Korea : 6.7%
350,000
(1)
GS Caltex Corp.,
5.375%,
08/07/2028 351,664
0.6
400,000
(1)
Kookmin Bank,
2.500%,
11/04/2030 335,500
0.6
200,000
(1)(3)
Kookmin Bank,
4.350%,
12/31/2199 199,500
0.3
500,000
(1)
LG Electronics, Inc.,
5.625%,
04/24/2029 505,156
0.9
275,000
(1)
LG Energy Solution
Ltd., 5.375%,
07/02/2029 273,717
0.5
400,000
(1)
LG Energy Solution
Ltd., 5.500%,
07/02/2034 392,254
0.7
850,000
(1)
POSCO, 4.875%,
01/23/2027 839,928
1.5
200,000
(1)(3)
Shinhan Financial
Group Co. Ltd.,
2.875%,
12/31/2199 189,300
0.3
400,000
(1)
Shinhan Financial
Group Co. Ltd.,
5.000%,
07/24/2028 396,000
0.7
400,000
(1)(2)
SK Hynix, Inc.,
2.375%,
01/19/2031 330,452
0.6
3,813,471
6.7
Tanzania : 1.2%
775,000  AngloGold Ashanti
Holdings PLC,
3.750%,
10/01/2030 680,789
1.2
Thailand : 1.7%
500,000
(3)
Bangkok Bank PCL/
Hong Kong, 3.733%,
09/25/2034 443,593
0.8
200,000
(1)
PTTEP Treasury
Center Co. Ltd.,
3.903%,
12/06/2059 151,562
0.2
400,000  Thaioil Treasury
Center Co. Ltd.,
4.625%,
11/20/2028 386,375
0.7
981,530
1.7
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Turkey : 4.6%
250,000
(1)
Akbank TAS, 6.800%,
02/06/2026 $ 250,703
0.4
275,000
(1)
Akbank TAS, 7.498%,
01/20/2030 274,108
0.5
260,000
(1)(3)
Akbank TAS, 9.369%,
12/31/2199 258,944
0.4
925,000
(1)
Sisecam UK PLC,
8.250%,
05/02/2029 940,898
1.7
200,000
(1)
Sisecam UK PLC,
8.625%,
05/02/2032 204,062
0.4
400,000
(1)(3)
Turkiye Vakiflar
Bankasi TAO, 8.994%,
10/05/2034 399,750
0.7
285,000
(1)(3)
Yapi ve Kredi
Bankasi AS, 9.250%,
01/17/2034 293,194
0.5
2,621,659
4.6
United Arab Emirates : 3.6%
400,000  DP World Ltd./United
Arab Emirates,
6.850%,
07/02/2037 436,000
0.8
400,000
(3)
Emirates NBD Bank
PJSC, 6.125%,
12/31/2199 397,750
0.7
533,141  Galaxy Pipeline Assets
Bidco Ltd., 1.750%,
09/30/2027 501,152
0.9
366,312
(1)
Galaxy Pipeline Assets
Bidco Ltd., 2.940%,
09/30/2040 296,713
0.5
498,314
(1)(2)
Sweihan PV Power
Co. PJSC, 3.625%,
01/31/2049 401,299
0.7
2,032,914
3.6
United Kingdom : 3.3%
200,000
(1)
Anglo American
Capital PLC, 5.500%,
05/02/2033 197,479
0.3
550,000
(1)(3)
Standard Chartered
PLC, 5.688%,
05/14/2028 550,962
1.0
550,000
(1)(3)
Standard Chartered
PLC, 6.301%,
01/09/2029 562,224
1.0
525,000
(1)
WE Soda Investments
Holding PLC, 9.500%,
10/06/2028 540,422
1.0
1,851,087
3.3
United States : 1.9%
400,000
(3)
Commercial Bank
PSQC, 4.500%,
12/31/2199 378,125
0.7
300,000
(1)
Hyundai Capital
America, 5.400%,
01/08/2031 298,127
0.5

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya VACS Series EMCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
400,000
(1)
Sasol Financing
USA LLC, 8.750%,
05/03/2029 $ 406,640
0.7
1,082,892
1.9
Virgin Islands (British) : 0.7%
400,000
(1)
Central American
Bottling Corp. / CBC
Bottling Holdco SL
/ Beliv Holdco SL,
5.250%,
04/27/2029 374,000
0.7
Zambia : 1.2%
200,000  First Quantum
Minerals Ltd., 6.875%,
10/15/2027 195,813
0.4
450,000
(1)
First Quantum
Minerals Ltd., 9.375%,
03/01/2029 472,500
0.8
668,313
1.2
Total Corporate
Bonds/Notes
(Cost $56,233,716)
54,242,462
95.5
SOVEREIGN BONDS : 0.4%
Panama : 0.4%
200,000  Panama Government
International Bond,
7.500
%,
03/01/2031 209,812
0.4
Total Sovereign Bonds
(Cost $199,998)
209,812
0.4
U.S. TREASURY OBLIGATIONS : 0.2%
United States Treasury Notes : 0.2%
130,000
4.375
%,
05/15/2034 130,051
0.2
Total U.S. Treasury
Obligations
(Cost $128,704)
130,051
0.2
Total Long-Term
Investments
(Cost $56,562,418)
54,582,325
96.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 11.7%
Repurchase Agreements : 6.9%
905,601
(5)
Bethesda Securities,
Repurchase
Agreement dated
06/28/2024, 5.450%,
due 07/01/2024
(Repurchase
Amount $906,007,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.500%-
6.070%, Market
Value plus accrued
interest $923,713, due
10/01/27-01/01/57)
$ 905,601
1.6
1,000,000
(5)
Cantor Fitzgerald
Securities,
Repurchase
Agreement dated
06/28/2024, 5.430%,
due 07/01/2024
(Repurchase
Amount $1,000,446,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
08/08/24-04/20/74)
1,000,000
1.8
1,000,000
(5)
CF Secured LLC,
Repurchase
Agreement dated
06/28/2024, 5.430%,
due 07/01/2024
(Repurchase
Amount $1,000,446,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
8.500%, Market Value
plus accrued interest
$1,020,000, due
04/30/27-04/20/72)
1,000,000
1.7

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya VACS Series EMCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(5)
Marex Capital Markets
Inc., Repurchase
Agreement dated
06/28/2024, 5.440%,
due 07/01/2024
(Repurchase
Amount $1,000,447,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.125%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
01/15/25-11/01/53)
$ 1,000,000
1.8
Total Repurchase
Agreements
(Cost $3,905,601)
3,905,601
6.9
Commercial Paper : 2.7%
500,000  Keurig Dr. Pepper,
Inc.,
11.040
%,
07/02/2024 499,699
0.9
1,000,000  Walmart, Inc.,
16.090
%,
07/01/2024 999,560
1.8
Total Commercial
Paper
(Cost $1,499,924)
1,499,259
2.7
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 2.1%
1,200,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
(Cost $1,200,000) $ 1,200,000 2.1
Total Short-Term
Investments
(Cost $6,605,525)
6,604,860
11.7
Total Investments in
Securities
(Cost $63,167,943) $ 61,187,185 107.8
Liabilities in Excess
of Other Assets (4,404,766) (7.8)
Net Assets $ 56,782,419 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
Variable rate security. Rate shown is the rate in effect as of June
30, 2024.
(4)
Defaulted security.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of June 30, 2024.
Sector Diversiﬁcation
Percentage
of Net Assets
Financial 20.1%
Energy 18.4
Basic Materials 17.0
Industrial 9.4
Consumer, Cyclical 8.7
Consumer, Non-cyclical 8.3
Communications 6.5
Utilities 5.4
Technology 1.7
Sovereign Bonds 0.4
U.S. Treasury Obligations 0.2
Short-Term Investments 11.7
Liabilities in Excess of Other Assets (7.8)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya VACS Series EMCD Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 54,242,462 $ — $ 54,242,462
Sovereign Bonds — 209,812 — 209,812
U.S. Treasury Obligations — 130,051 — 130,051
Short-Term Investments 1,200,000 5,404,860 — 6,604,860
Total Investments, at fair value $ 1,200,000 $ 59,987,185 $ — $ 61,187,185
Other Financial Instruments+
Futures 48,704 — — 48,704
Total Assets $ 1,248,704 $ 59,987,185 $ — $ 61,235,889
Liabilities Table
Other Financial Instruments+
Futures $ (53,598) $ — $ — $ (53,598)
Total Liabilities $ (53,598) $ — $ — $ (53,598)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At June 30, 2024, the following futures contracts were outstanding for Voya VACS Series EMCD Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 36 09/30/24 $ 7,351,875 $ 22,993
U.S. Treasury Long Bond 22 09/19/24 2,602,875 25,711
U.S. Treasury Ultra Long Bond 2 09/19/24 250,687 (864)
$ 10,205,437 $ 47,840
Short Contracts:
U.S. Treasury 5-Year Note (19) 09/30/24 (2,024,984) (14,423)
U.S. Treasury 10-Year Note (28) 09/19/24 (3,079,563) (16,831)
U.S. Treasury Ultra 10-Year Note (38) 09/19/24 (4,314,187) (21,480)
$ (9,418,734) $ (52,734)
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 1,022,016
Gross Unrealized Depreciation (3,002,775)
Net Unrealized Depreciation $ (1,980,759)